SCHEDULE OF REVENUE FROM SOURCES (Details) - CAD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
IfrsStatementLineItems [Line Items]
Revenue	$ 101,619	$ 202,058	$ 816,533	$ 873,740
Others			8,344	8,440
Software development revenue [member]
IfrsStatementLineItems [Line Items]
Revenue			592,016	584,037
Software licensing revenue [member]
IfrsStatementLineItems [Line Items]
Revenue			148,193	201,562
Software support revenue [member]
IfrsStatementLineItems [Line Items]
Revenue			30,321	38,464
Cloud hosting revenue [member]
IfrsStatementLineItems [Line Items]
Revenue			$ 37,659	$ 41,237